Unaudited Interim Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
REVENUES:
Voyage and time charter revenues (Note 4)	$ 17,513	$ 25,635
EXPENSES:
Voyage expenses	10,016	8,295
Vessel operating expenses	5,779	4,446
Depreciation (Note 6)	3,653	2,594
Management fees	0	170
General and administrative expenses (Notes 5 and 9)	3,009	4,406
Provision for credit losses (Note 4)	(20)	131
Foreign currency losses	68	8
Operating income / (loss)	(4,992)	5,585
OTHER INCOME / (EXPENSES)
Interest and finance costs	(921)	(1,037)
Interest income	13	85
Total other income / (expenses), net	(908)	(952)
Net income / (loss) from continuing operations	(5,900)	4,633
Gain from repurchase of preferred shares (Notes 5 and 10)	0	1,500
Net income /(loss) available to common stockholders from continuing operations	(5,900)	6,133
Net income from discontinued operations (Note 3)	400	1,303
Total net income / (loss) available to common stockholders	$ (5,500)	$ 7,436
Earnings / (Loss) per common share, basic, continuing operations (Note 10) (in dollars per share)	$ (1.18)	$ 1.28
Earnings / (Loss) per common share, diluted, continuing operations (Note 10) (in dollars per share)	(1.18)	1.25
Earnings per common share, basic, discontinued operations (Note 10) (in dollars per share)	0.08	0.27
Earnings per common share, diluted, discontinued operations (Note 10) (in dollars per share)	0.08	0.26
Earnings / (Loss) per common share, basic, total (Note 10) (in dollars per share)	(1.10)	1.55
Earnings / (Loss) per common share, diluted, total (Note 10) (in dollars per share)	$ (1.10)	$ 1.51
Weighted average number of common shares, basic (Note 10) (in shares)	5,019,981	4,805,969
Weighted average number of common shares, diluted (Note 10) (in shares)	5,019,981	4,916,808